Consolidated Statements of Financial Position (Parenthetical)	Jun. 30, 2019 AUD ($) shares	Jun. 30, 2018 USD ($) shares
Statement of financial position [abstract]
Accumulated depreciation of property and equipment	$ 329,824	$ 299,817
Number of shares issued	860,837,432	533,891,470
Number of ordinary shares issued